INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Domestic	$ 20,640	$ 46,924	$ 35,680
Foreign	9,529	7,582	12,893
Total	$ 30,169	$ 54,506	$ 48,573